INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
INCOME TAXES [Abstract]
Net operating loss carryforward	$ 12,451,818	$ 10,754,202
Allowance for bad debt	43,774	38,051
Stock-based compensation	1,878,672	$ 1,493,004
Depreciation	2,548
Gross deferred tax asset	14,376,812	$ 12,285,257
Less: deferred tax asset valuation allowance	$ (14,376,812)	(12,282,630)
Total net deferred tax asset		2,627
Less: Deferred tax liability - depreciation		$ (2,627)
Net deferred taxes